Exhibit 99.6

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Series Name	2023-4
Collection Period	January 2025
Payment Date	02/20/2025
Transaction Month	20
Anticipated Redemption Date	06/22/2026
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$537,800,000.00	5.16%	06/20/2029
Class A-1b	$175,000,000.00	SOFR +0.85%	06/20/2029
Class B	$54,500,000.00	5.40%	06/20/2029
Class C	$32,700,000.00	5.65%	06/20/2029

Total	$800,000,000.00

Class A-1b Note Interest Derivation

SOFR Adjustment Date	02/12/2025
Compound SOFR for Interest Period	4.33763%
Spread over Compounded SOFR	0.85%
Note Interest Rate	5.18763%
Note Balance at the beginning of the Interest Period	$175,000,000.00
Days in the Interest Period	30
Note Monthly Interest	$756,529.38

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Series 2023-4 Available Funds and other sources of funds
Series 2023-4 Allocation Percentage x Group One Available Funds	$55,614,646.07
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$55,614,646.07

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$8,719,346.05
Required Reserve Amount	$8,719,346.05
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$8,719,346.05

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$59.31	$59.31	$0.00	$0.00	$55,614,586.76
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$55,613,336.76
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$55,613,336.76
Asset Representations Reviewer Fee	$31.15	$31.15	$0.00	$0.00	$55,613,305.61
Supplemental ARR Fee	$131.27	$131.27	$0.00	$0.00	$55,613,174.34
Servicing Fee	$616,199.23	$616,199.23	$0.00	$0.00	$54,996,975.11
Class A-1a Note Interest	$2,312,540.00	$2,312,540.00	$0.00	$0.00	$52,684,435.11
Class A-1b Note Interest	$756,529.38	$756,529.38	$0.00	$0.00	$51,927,905.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,927,905.73
Class B Note Interest	$245,250.00	$245,250.00	$0.00	$0.00	$51,682,655.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,682,655.73
Class C Note Interest	$153,962.50	$153,962.50	$0.00	$0.00	$51,528,693.23
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,528,693.23
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$51,528,693.23
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,528,693.23
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$51,528,693.23
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$51,528,693.23
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$51,528,693.23
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$51,528,693.23
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$51,528,693.23
Class R Interest	$51,528,693.23	$51,528,693.23	$0.00	$0.00	$0.00

Total	$55,614,646.07	$55,614,646.07	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,312,540.00	$0.00	$0.00	$2,312,540.00
Class A-1b	$0.00	$0.00	$756,529.38	$0.00	$0.00	$756,529.38
Class B	$0.00	$0.00	$245,250.00	$0.00	$0.00	$245,250.00
Class C	$0.00	$0.00	$153,962.50	$0.00	$0.00	$153,962.50

Total	$0.00	$0.00	$3,468,281.88	$0.00	$0.00	$3,468,281.88

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.30	$0.00	$4.30
Class A-1b	$1,000.00	$4.32	$0.00	$4.32
Class B	$1,000.00	$4.50	$0.00	$4.50
Class C	$1,000.00	$4.71	$0.00	$4.71

Total	$1,000.00	$4.34	$0.00	$4.34

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$537,800,000.00	1.00	$537,800,000.00	1.00
Class A-1b	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$54,500,000.00	1.00	$54,500,000.00	1.00
Class C	$32,700,000.00	1.00	$32,700,000.00	1.00

Total	$800,000,000.00	1.00	$800,000,000.00	1.00

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$400,000,000.00
Ending Principal Funding Account Limit	$400,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.